Schedule of Investments (unaudited) March 31, 2020	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.0%

Aerospace & Defense — 2.0%
Boeing Co. (The)	1,324	$197,461
Curtiss-Wright Corp.	1,257	116,159
HEICO Corp.	3,553	265,089
Hexcel Corp.(a)	2,965	110,268
Lockheed Martin Corp.	3,023	1,024,646
Northrop Grumman Corp.	101	30,558
Raytheon Co.	3,559	466,763
Teledyne Technologies, Inc.(b)	1,872	556,490

		2,767,434

Air Freight & Logistics — 0.2%
Hub Group, Inc., Class A(a)(b)	4,489	204,115
United Parcel Service, Inc., Class B	1,038	96,970

		301,085

Airlines — 0.2%
Alaska Air Group, Inc.	6,313	179,731
Delta Air Lines, Inc.	3,651	104,163
Hawaiian Holdings, Inc.	2,226	23,240

		307,134

Auto Components — 0.2%
BorgWarner, Inc.(a)	3,300	80,421
Dana, Inc.	18,270	142,689
Goodyear Tire & Rubber Co. (The)	9,769	56,855

		279,965

Automobiles — 0.3%
General Motors Co.	6,005	124,784
Harley-Davidson, Inc.(a)	5,723	108,336
Tesla, Inc.(b)	455	238,420

		471,540

Banks — 3.5%
Bank of America Corp.	38,786	823,427
Bank OZK	6,109	102,020
BOK Financial Corp.	568	24,174
Citigroup, Inc.	6,420	270,410
Citizens Financial Group, Inc.(a)	3,568	67,114
Cullen/Frost Bankers, Inc.(a)	6,355	354,545
First Horizon National Corp.(a)	13,586	109,503
First Republic Bank	286	23,532
IBERIABANK Corp.	275	9,944
JPMorgan Chase & Co.	16,364	1,473,251
Pinnacle Financial Partners, Inc.	816	30,633
PNC Financial Services Group, Inc. (The)	2,290	219,199
Republic First Bancorp, Inc.(b)	25,113	54,998
Sandy Spring Bancorp, Inc.	2,013	45,574
South State Corp.	1,702	99,959
Truist Financial Corp.	3,795	117,038
US Bancorp	4,248	146,344
Webster Financial Corp.	2,106	48,227
Wells Fargo & Co.	21,873	627,755
Wintrust Financial Corp.	1,004	32,991
Zions Bancorp NA(a)	3,504	93,767

		4,774,405

Beverages — 2.4%
Coca-Cola Co. (The)	14,818	655,696
Coca-Cola European Partners plc	3,386	127,077
Molson Coors Beverage Co., Class B	14,360	560,184

Security	Shares	Value

Beverages (continued)
PepsiCo, Inc.	16,219	$1,947,902

		3,290,859

Biotechnology — 4.6%
AbbVie, Inc.(a)	20,481	1,560,447
Amgen, Inc.	4,281	867,887
Biogen, Inc.(b)	759	240,133
Gilead Sciences, Inc.	24,284	1,815,472
Incyte Corp.(b)	2,387	174,800
Moderna, Inc.(b)	1,175	35,191
Prevail Therapeutics, Inc.(b)	652	7,948
Regeneron Pharmaceuticals, Inc.(b)	687	335,455
Seattle Genetics, Inc.(b)	216	24,922
United Therapeutics Corp.(b)	1,424	135,031
Vertex Pharmaceuticals, Inc.(b)	4,219	1,003,911

		6,201,197

Building Products — 0.6%
Allegion plc	9,053	833,057
Resideo Technologies, Inc.(b)	5,472	26,485

		859,542

Capital Markets — 3.2%
Affiliated Managers Group, Inc.	2,729	161,393
Bank of New York Mellon Corp. (The)	3,928	132,295
Charles Schwab Corp. (The)	11,162	375,266
CME Group, Inc.	3,151	544,839
E*TRADE Financial Corp.(a)	576	19,768
FactSet Research Systems, Inc.	1,770	461,404
Goldman Sachs Group, Inc. (The)	462	71,421
Intercontinental Exchange, Inc.	6,349	512,682
Invesco Ltd.(a)	5,031	45,682
Moody’s Corp.	1,450	306,675
Morgan Stanley	20,642	701,828
Nasdaq, Inc.	915	86,879
Northern Trust Corp.	495	37,353
S&P Global, Inc.	3,195	782,935
T. Rowe Price Group, Inc.	459	44,821
TD Ameritrade Holding Corp.	1,411	48,905
Westwood Holdings Group, Inc.	1,973	36,126

		4,370,272

Chemicals — 1.4%
Air Products & Chemicals, Inc.	3,546	707,817
Dow, Inc.	2,523	73,773
Ecolab, Inc.	2,833	441,467
Mosaic Co. (The)	14,309	154,823
Sherwin-Williams Co. (The)	1,223	561,993
Trinseo SA	1,284	23,253

		1,963,126

Commercial Services & Supplies — 0.3%
Cintas Corp.	2,464	426,814

Communications Equipment — 0.5%
Acacia Communications, Inc.(b)	200	13,436
Calix, Inc.(b)	8,850	62,658
Cisco Systems, Inc.	14,369	564,846
CommScope Holding Co., Inc.(b)	1,911	17,409
ViaSat, Inc.(b)	487	17,493

		675,842

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 0.7%
Comfort Systems USA, Inc.	8,681	$317,290
EMCOR Group, Inc.	7,535	462,046
Fluor Corp.	10,748	74,269
MasTec, Inc.(a)(b)	3,068	100,416

		954,021

Consumer Finance — 0.7%
Ally Financial, Inc.	17,131	247,200
American Express Co.	5,280	452,021
Capital One Financial Corp.	4,510	227,394
FirstCash, Inc.	758	54,379

		980,994

Containers & Packaging — 0.1%
WestRock Co.	4,021	113,633

Distributors — 0.1%
Pool Corp.	681	134,000

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.(b)	102	10,404
Grand Canyon Education, Inc.(b)	499	38,066
H&R Block, Inc.	23,767	334,640

		383,110

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(b)	11,099	2,029,230

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	23,134	674,356
CenturyLink, Inc.	14,699	139,053
Cogent Communications Holdings, Inc.	2,964	242,959
Intelsat SA(b)	5,046	7,720
Verizon Communications, Inc.	13,346	717,081

		1,781,169

Electric Utilities — 2.2%
Alliant Energy Corp.(a)	9,313	449,725
El Paso Electric Co.	214	14,543
Eversource Energy	12,920	1,010,473
IDACORP, Inc.	8,326	730,940
NextEra Energy, Inc.	241	57,989
Pinnacle West Capital Corp.	2,399	181,820
Xcel Energy, Inc.	8,359	504,048

		2,949,538

Electrical Equipment — 0.7%
AMETEK, Inc.	7,584	546,200
Hubbell, Inc.	3,862	443,126
Rockwell Automation, Inc.	188	28,371

		1,017,697

Electronic Equipment, Instruments & Components — 0.3%
Avnet, Inc.	3,261	81,851
National Instruments Corp.(a)	9,244	305,792

		387,643

Energy Equipment & Services — 0.2%
Archrock, Inc.	27,487	103,351
Helmerich & Payne, Inc.	1,781	27,873
Patterson-UTI Energy, Inc.(a)	5,728	13,461
Schlumberger Ltd.	1,366	18,427
Seadrill Ltd.(b)	29	13

Security	Shares	Value

Energy Equipment & Services (continued)
TechnipFMC plc	11,287	$76,074
Transocean Ltd.(a)(b)	46,146	53,529

		292,728

Entertainment — 0.9%
Activision Blizzard, Inc.	2,591	154,113
Live Nation Entertainment, Inc.(b)	804	36,550
Netflix, Inc.(b)	772	289,886
Spotify Technology SA(b)	1,491	181,067
Walt Disney Co. (The)	4,817	465,322
Zynga, Inc., Class A(b)	5,636	38,606

		1,165,544

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.	1,252	171,599
American Tower Corp.	418	91,019
AvalonBay Communities, Inc.	603	88,743
Boston Properties, Inc.	8,938	824,352
Digital Realty Trust, Inc.	541	75,150
Equity Residential	4,879	301,083
Essex Property Trust, Inc.	403	88,757
Host Hotels & Resorts, Inc.	20,079	221,672
Lamar Advertising Co., Class A	10,625	544,850
Macerich Co. (The)	2,085	11,739
National Retail Properties, Inc.	488	15,709
Outfront Media, Inc.	4,079	54,985
Park Hotels & Resorts, Inc.	29,426	232,760
Prologis, Inc.	5,532	444,607
QTS Realty Trust, Inc., Class A	1,087	63,057
Realty Income Corp.	413	20,592
Regency Centers Corp.	338	12,989
RLJ Lodging Trust	44,501	343,548
Simon Property Group, Inc.	1,221	66,984
Ventas, Inc.	858	22,994
Welltower, Inc.	6,833	312,815

		4,010,004

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	3,613	1,030,175
Kroger Co. (The)	1,173	35,331
Performance Food Group Co.(a)(b)	1,819	44,965
Walmart, Inc.	2,245	255,077

		1,365,548

Food Products — 1.8%
General Mills, Inc.	16,345	862,526
Hershey Co. (The)	7,830	1,037,475
Lamb Weston Holdings, Inc.	1,672	95,471
Lancaster Colony Corp.	2,636	381,271

		2,376,743

Gas Utilities — 0.1%
Southwest Gas Holdings, Inc.	2,494	173,483

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories(a)	6,038	476,459
DexCom, Inc.(b)	291	78,357
Edwards Lifesciences Corp.(b)	4,061	765,986
Hologic, Inc.(b)	744	26,114
IDEXX Laboratories, Inc.(b)	2,007	486,176
STERIS plc	206	28,834

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	9,202	$1,532,041

		3,393,967

Health Care Providers & Services — 2.9%
AMN Healthcare Services, Inc.(b)	1,500	86,715
Anthem, Inc.	3,238	735,155
Cardinal Health, Inc	267	12,800
Cigna Corp.	1,992	352,943
CVS Health Corp.	11,855	703,357
HCA Healthcare, Inc.	1,466	131,720
McKesson Corp.	914	123,628
UnitedHealth Group, Inc.	7,073	1,763,865

		3,910,183

Health Care Technology — 0.2%(b)
Teladoc Health, Inc.	1,218	188,802
Veeva Systems, Inc., Class A	248	38,780

		227,582

Hotels, Restaurants & Leisure — 1.8%
Boyd Gaming Corp.	12,667	182,658
Chipotle Mexican Grill, Inc.(b)	423	276,811
Choice Hotels International, Inc.(a)	3,880	237,650
Darden Restaurants, Inc.	3,762	204,879
Domino’s Pizza, Inc.	326	105,647
Dunkin’ Brands Group, Inc.	1,844	97,916
Extended Stay America, Inc.	21,744	158,949
International Game Technology plc(a)	4,395	26,150
McDonald’s Corp.	3,093	511,428
Penn National Gaming, Inc.(b)	1,842	23,301
Starbucks Corp.	4,123	271,046
Texas Roadhouse, Inc.	7,129	294,428
Yum! Brands, Inc.	174	11,924

		2,402,787

Household Durables — 0.4%
DR Horton, Inc.	9,049	307,666
Helen of Troy Ltd.(a)(b)	1,186	170,820

		478,486

Household Products — 1.8%
Church & Dwight Co., Inc.	5,358	343,877
Clorox Co. (The)	2,681	464,483
Procter & Gamble Co. (The)	14,972	1,646,920

		2,455,280

Industrial Conglomerates — 0.8%
Carlisle Cos., Inc.	397	49,736
Honeywell International, Inc.	5,418	724,874
Roper Technologies, Inc.(a)	942	293,725

		1,068,335

Insurance — 1.9%
Arthur J Gallagher & Co.	6,890	561,604
Cincinnati Financial Corp.	5,411	408,260
CNO Financial Group, Inc.	3,517	43,576
First American Financial Corp.	4,438	188,216
Globe Life, Inc.	4,448	320,122
Marsh & McLennan Cos., Inc.	2,737	236,641
Prudential Financial, Inc.	10,605	552,945
Unum Group	5,618	84,326

Security	Shares	Value

Insurance (continued)
Willis Towers Watson plc	691	$117,366

		2,513,056

Interactive Media & Services — 4.4%(b)
Alphabet, Inc., Class A	1,423	1,653,455
Alphabet, Inc., Class C	1,588	1,846,542
Cargurus, Inc.	1,786	33,827
Facebook, Inc., Class A	13,569	2,263,309
TripAdvisor, Inc.	3,059	53,196
Twitter, Inc.	2,204	54,130
Yelp, Inc.	1,798	32,418

		5,936,877

Internet & Direct Marketing Retail — 4.4%(b)
Amazon.com, Inc.	2,931	5,714,629
Blue Apron Holdings, Inc., Class A(a)	12,039	145,070
Booking Holdings, Inc.	12	16,144
Etsy, Inc.	1,071	41,169

		5,917,012

IT Services — 5.0%
Accenture plc, Class A	561	91,589
Automatic Data Processing, Inc.	11,894	1,625,672
Broadridge Financial Solutions, Inc.	1,923	182,358
Fiserv, Inc.(b)	857	81,406
Gartner, Inc.(b)	3,982	396,488
Jack Henry & Associates, Inc.	925	143,597
ManTech International Corp., Class A	747	54,285
Mastercard, Inc., Class A	8,648	2,089,011
Paychex, Inc.	17,649	1,110,475
PayPal Holdings, Inc.(b)	6,094	583,440
Unisys Corp.(b)	2,515	31,060
VeriSign, Inc.(b)	104	18,729
Visa, Inc., Class A	2,201	354,625

		6,762,735

Life Sciences Tools & Services — 0.3%(b)
Bio-Rad Laboratories, Inc., Class A	545	191,055
Mettler-Toledo International, Inc.	325	224,416
Waters Corp.	109	19,843

		435,314

Machinery — 1.9%
AGCO Corp.	606	28,633
IDEX Corp.	4,561	629,920
Oshkosh Corp.(a)	4,037	259,700
PACCAR, Inc.	22,716	1,388,629
Snap-on, Inc.	2,486	270,527
Xylem, Inc.	403	26,247

		2,603,656

Media — 2.1%
AMC Networks, Inc., Class A(a)(b)	4,427	107,620
Comcast Corp., Class A	10,555	362,881
Discovery, Inc., Class A(b)	37,573	730,419
Gannett Co., Inc.(a)	1,885	2,790
Gray Television, Inc.(a)(b)	5,038	54,108
iHeartMedia, Inc., Class A(b)	5,813	42,493
Interpublic Group of Cos., Inc. (The)	49,829	806,732
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	447	14,165
Sirius XM Holdings, Inc.	161,101	795,839

		2,917,047

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.1%
Alcoa Corp.(b)	14,899	$91,778
Materion Corp.	1,990	69,670
Reliance Steel & Aluminum Co.	480	42,043

		203,491

Multiline Retail — 0.7%
Dollar General Corp.	5,063	764,564
Target Corp.	2,450	227,776

		992,340

Multi-Utilities — 0.6%
Ameren Corp.	4,852	353,371
CMS Energy Corp.	4,917	288,874
Consolidated Edison, Inc.	1,060	82,680
DTE Energy Co.	498	47,295

		772,220

Oil, Gas & Consumable Fuels — 2.2%
Apache Corp.(a)	3,670	15,341
Chevron Corp.	6,040	437,658
Concho Resources, Inc.	779	33,380
ConocoPhillips	4,225	130,130
Continental Resources, Inc.(a)(b)	26,481	202,315
Devon Energy Corp.	13,643	94,273
EOG Resources, Inc.	14,781	530,934
Exxon Mobil Corp.	15,575	591,383
Marathon Oil Corp.(a)	79,315	260,946
Marathon Petroleum Corp.	5,858	138,366
Oasis Petroleum, Inc.(b)	20,469	7,164
Pioneer Natural Resources Co.	225	15,784
SM Energy Co.(a)	2,125	2,592
Teekay Corp.	10,158	32,099
Valero Energy Corp.	4,191	190,104
Williams Cos., Inc. (The)	17,091	241,838

		2,924,307

Paper & Forest Products — 0.4%
Boise Cascade Co.	8,818	209,692
Domtar Corp.	12,118	262,234
Verso Corp., Class A(b)	5,575	62,886

		534,812

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	2,919	465,113

Pharmaceuticals — 5.0%
Allergan plc.	192	34,003
Bristol-Myers Squibb Co.	11,797	657,565
Eli Lilly & Co.	1,311	181,862
Johnson & Johnson	20,917	2,742,846
Merck & Co., Inc.	16,355	1,258,354
Mylan NV(b)	3,683	54,914
Pfizer, Inc.	25,021	816,685
Prestige Consumer Healthcare, Inc.(b)	2,330	85,464
Zoetis, Inc.	8,354	983,182

		6,814,875

Professional Services — 0.2%
IHS Markit Ltd.(b)	1,226	73,560
Robert Half International, Inc.	4,200	158,550

		232,110

Security	Shares	Value

Road & Rail — 0.4%
Covenant Transportation Group, Inc., Class A(b)	1,496	$12,970
CSX Corp.	2,963	169,780
Landstar System, Inc.	734	70,361
Lyft, Inc., Class A(b)	2,096	56,278
Norfolk Southern Corp.	468	68,328
Uber Technologies, Inc.(b)	1,332	37,189
Union Pacific Corp.	349	49,223
Universal Logistics Holdings, Inc.	3,296	43,178

		507,307

Semiconductors & Semiconductor Equipment — 3.6%
Broadcom, Inc.	547	129,694
Cirrus Logic, Inc.(b)	7,760	509,289
Cypress Semiconductor Corp.	1,947	45,404
Intel Corp.	23,724	1,283,943
Lam Research Corp.	2,570	616,800
Maxim Integrated Products, Inc.	1,845	89,685
NVIDIA Corp.	3,086	813,470
QUALCOMM, Inc.	1,336	90,380
Skyworks Solutions, Inc.	8,881	793,784
Texas Instruments, Inc.	4,592	458,878

		4,831,327

Software — 9.7%
8x8, Inc.(b)	8,570	118,780
Adobe, Inc.(b)	5,810	1,848,974
Atlassian Corp. plc, Class A(b)	1,537	210,969
Citrix Systems, Inc.	1,552	219,686
Cloudflare, Inc., Class A(b)	5,590	131,253
DocuSign, Inc.(b)	2,426	224,162
Intuit, Inc.	3,673	844,790
Manhattan Associates, Inc.(b)	1,424	70,944
Microsoft Corp.	41,323	6,517,050
New Relic, Inc.(a)(b)	644	29,779
Paylocity Holding Corp.(b)	1,921	169,663
RingCentral, Inc., Class A(b)	933	197,712
salesforce.com, Inc.(b)	7,403	1,065,884
ServiceNow, Inc.(b)	2,271	650,823
Slack Technologies, Inc., Class A(b)	4,598	123,410
Smartsheet, Inc., Class A(b)	3,328	138,145
Teradata Corp.(b)	2,446	50,119
Workday, Inc., Class A(b)	1,651	214,993
Zoom Video Communications, Inc., Class A(b)	924	135,015
Zscaler, Inc.(b)	2,576	156,775

		13,118,926

Specialty Retail — 1.2%
Best Buy Co., Inc.	498	28,386
Caleres, Inc.	2,575	13,390
Genesco, Inc.(b)	1,464	19,530
Group 1 Automotive, Inc.	1,075	47,580
Home Depot, Inc. (The)	5,441	1,015,889
Lithia Motors, Inc., Class A	612	50,055
Lowe’s Cos., Inc.	3,059	263,227
O’Reilly Automotive, Inc.(b)	220	66,231
TJX Cos., Inc. (The)	2,272	108,624

		1,612,912

Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	24,868	6,323,684
HP, Inc.	7,815	135,668

		6,459,352

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.(b)	1,785	$338,347
NIKE, Inc., Class B(a)	14,449	1,195,510
Ralph Lauren Corp.	1,705	113,945

		1,647,802

Thrifts & Mortgage Finance — 0.1%
First Defiance Financial Corp.	196	2,889
MGIC Investment Corp.	11,465	72,803

		75,692

Trading Companies & Distributors — 0.5%
GATX Corp.(a)	10,609	663,699

Water Utilities — 0.9%
American Water Works Co., Inc.(a)	10,038	1,200,143

Wireless Telecommunication Services — 0.4%
Gogo, Inc.(a)(b)	8,622	18,279
Telephone & Data Systems, Inc.	19,524	327,222
United States Cellular Corp.(b)	7,771	227,613

		573,114

Total Common Stocks — 97.0% (Cost: $148,092,526)		131,456,159

Security	Shares	Value

Rights — 0.0%

Pharmaceuticals — 0.0%(b)
Bristol-Myers Squibb Co.	3,948	$15,003

Total Rights — 0.0% (Cost: $8,409)		15,003

Total Long-Term Investments — 97.0% (Cost: $148,100,935)		131,471,162

Short-Term Securities — 7.0%(c)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%	3,955,022	3,955,022
SL Liquidity Series, LLC, Money Market Series, 0.88%(d)	5,548,362	5,546,698

Total Short-Term Securities — 7.0% (Cost: $9,502,977)		9,501,720

Total Investments — 104.0% (Cost: $157,603,912)		140,972,882

Liabilities in Excess of Other Assets — (4.0)%		(5,401,656)

Net Assets — 100.0%		$135,571,226

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	1,117,321	2,837,701	—	3,955,022	$3,955,022	$4,872		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	8,995,175	—	(3,446,813)	5,548,362	5,546,698	7,991	(c)	(11,843)	(1,399)

					$9,501,720	$12,863		$(11,843)	$(1,399)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Large Cap Value V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	34	06/19/20	$ 4,368	$283,909

Glossary of Terms Used in this Report

Portfolio Abbreviations

S&P	Standard & Poor’s

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage U.S. Total Market V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$131,471,162	$—	$—	$131,471,162
Short-Term Securities	3,955,022	—	—	3,955,022

Subtotal	$135,426,184	$—	$—	$135,426,184

Investments Valued at NAV(b)				5,546,698

Total Investments				$140,972,882

Derivative Financial Instruments(c)
Assets:
Equity contracts	$283,909	$—	$—	$283,909

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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